Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders Equity
Schedule of stock-based compensation

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
Costs of revenues	$3,154	$3,346	$2,989
Sales and marketing	3,729	3,155	2,369
Product development	3,776	3,082	1,812
General and administrative	8,699	7,024	6,232
	$19,358	$16,607	$13,402

Schedule of assumptions used to value the option grants
	Year Ended December 31,
	2012	2011	2010
Stock options:
Expected term (in years)	3.8-4.0	—	—
Expected volatility	62%-63%	—	—
Risk-free interest rate	0.4%	—	—
Expected dividend yield	0	—	—

Schedule of number of shares available for issuance

Shares Available
(In thousands)
December 31, 2010	6,742
Granted*	(604)
Cancelled/expired/forfeited	21
December 31, 2011	6,159
Granted*	(1,040)
Cancelled/expired/forfeited	133
December 31, 2012	5,252

*        In 2012 and 2011, 246,000and 345,000 restricted shares units, or 430,500 and 603,750 equivalent option shares, respectively, were granted.

Schedule of option activities of stock option program

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2010	1,021	$29.34	3.06	$40,321
Exercised	(239)	$25.78
Cancelled/expired/forfeited	(2)	$33.01
December 31, 2011	780	$30.42	2.08	$16,832
Granted	610	50.75
Exercised	(180)	$24.71
Cancelled/expired/forfeited	(1)	$32.84
December 31, 2012	1,209	$41.53	3.50	$11,183
Vested and expected to vest as of December 31, 2011	780	$30.42	2.08	$16,831
Exercisable as of December 31, 2011	744	$30.17	2.07	$16,235
Vested and expected to vest as of December 31, 2012	1,181	$41.33	3.45	$11,156
Exercisable as of December 31, 2012	689	$34.66	1.98	$10,826

Schedule of stock options outstanding

Information regarding the stock options outstanding at December 31, 2012 is summarized below:

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
$12.98 - $24.23	129	$20.91	129	$20.91	1.38
$24.39 - $30.35	107	$27.33	107	$27.33	2.41
$33.29 - $33.29	183	$33.29	183	$33.29	1.17
$33.68 - $51.48	790	$48.73	270	$45.07	4.53
	1,209	$41.53	689	$34.66	3.50

Service-based restricted share units
Shareholders Equity
Schedule of restricted share unit activity

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2010	538	$29.06
Awarded*	345	$80.83
Vested	(376)	$31.75
Cancelled	(11)	$61.09
December 31, 2011	496	$62.37
Awarded*	134	$48.57
Vested	(238)	$51.36
Cancelled	(31)	$64.34
December 31, 2012	361	$65.87

* 36,000 RSUs were granted to non-employee directors in 2012 and 2011.

Performance-based RSU
Shareholders Equity
Schedule of restricted share unit activity
	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2011	—
Awarded	112		$50.83
Issued	—	$
Cancelled	(44)		$50.98
December 31, 2012	68		$50.73